Change in Significant Accounting Policies	12 Months Ended
Mar. 31, 2019
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Change in Significant Accounting Policies
4)	CHANGE IN SIGNIFICANT ACCOUNTING POLICIES

The Group has initially adopted IFRS 9 Financial Instruments (see A) and IFRS 15 Revenue from Contracts with Customers (see B) from April 1, 2018.

(A) IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

Additionally, the Group has adopted consequential amendments to IFRS 7 Financial Instruments: Disclosures that are applied to disclosures about the financial year 2018-19 but have not been generally applied to comparative information.

The following table summarises the impact of transition to IFRS 9 on the opening balances of fair value reserves and accumulated deficit:

Particulars	Note	Impact of adopting IFRS 9 on opening balances
Fair value reserve
Reclassification from fair value reserve to accumulated deficit	(b)	2,090
Impact as at April 1, 2018		2,090

Accumulated deficit
Reclassification from fair value reserve to accumulated deficit	(b)	2,090
Impact as at April 1, 2018		2,090

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

i) Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities. The impact of IFRS 9 on the classification and measurement of financial assets is set out below.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortised cost; Fair Value through Other Comprehensive Income (FVOCI) – debt investment; FVOCI – equity investment; or Fair Value Through Profit or Loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9 (refer note 3(d)).

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets as at April 1, 2018.

		As per IAS 39		As per IFRS 9
Financial Assets	Note	Category	Carrying value	Category	Carrying value
Other investments- equity securities	(a)	Available for sale financial assets	6,071	FVOCI-equity instrument	6,071
Receivable from related party	(b)	Available for sale financial assets	17,100	At FVTPL	17,100
Trade and other receivables		Loans and receivables	58,315	Amortised cost	58,315
Cash and cash equivalents		Loans and receivables	187,647	Amortised cost	187,647
Term deposits		Loans and receivables	202,335	Amortised cost	202,335
Other investments- other securities		Held to maturity	99	Amortised cost	99
Total financial assets			471,567		471,567

		As per IAS 39		As per IFRS 9
Financial Liabilities		Category	Carrying value	Category	Carrying value
Secured bank loans		Other financial liabilities	652	Other financial liabilities	652
Trade and other payables		Other financial liabilities	117,826	Other financial liabilities	117,826
Employee related payables		Other financial liabilities	6,180	Other financial liabilities	6,180
Refund due to customers		Other financial liabilities	5,788	Other financial liabilities	5,788
Total financial liabilities			130,446		130,446

Notes:

(a) These equity securities represent investments that the Group intends to hold for the long term for strategic purposes. As permitted by IFRS 9, the Group has designated these investments at the date of initial application as measured at FVOCI. Unlike IAS 39, the accumulated fair value reserve related to these investments will never be reclassified to profit or loss.

(b) Receivable from related party which represents entitlement received by the Company on future proceeds from sale of stake in an Indian entity which was carried at fair value through other comprehensive income under IAS 39 is now being fair valued through profit and loss under IFRS 9.

ii) Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognised earlier than under IAS 39 (refer note 3(i))

Impact of the new impairment model

For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The Group has determined that the application of IFRS 9’s impairment requirements at April 1, 2018 does not have a material impact on the financial statements.

iii) Transition

Changes in accounting policies resulting from IFRS 9 have been applied retrospectively as at April 1, 2018, but with no restatement of comparative information for prior years.

(B) IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application (i.e. April 1, 2018). Accordingly, the information presented for the comparative years has not been restated – i.e. it is presented, as previously reported, under IAS 18 and related interpretations.

There was no material impact on the Group's consolidated results or financial position or significant accounting policies, except as identified below: - Customer inducement/acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives and select loyalty programs cost, which when incurred were recorded as marketing and sales promotion costs, are now being recorded as a reduction of revenue. - The Company has reclassified the advance consideration received from customers for future travel bookings from “Advance from customers" classified in “Trade and other payables” and consideration allocated to customer loyalty programs which is deferred, classified as “Deferred revenue” to “Contract liabilities”. - The Company has reclassified its right to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler, when that right is conditional on the Company’s future performance from “Trade and other receivables” to “Contract assets”.

The following tables summarise the impacts of adopting IFRS 15 on the Group’s consolidated statement of financial position as at March 31, 2019 and its consolidated statement of profit or loss and other comprehensive income for the year then ended for each of the line items affected. There was no material impact on the Group’s consolidated statement of cash flows for the year ended March 31, 2019.

Impact on the consolidated statement of financial position as at March 31, 2019

Particulars	Note	As reported	Adjustments	Amounts without adoption of IFRS 15
Non-current assets		1,129,641	—	1,129,641
Contract assets	(a)	313	(313)	—
Trade and other receivables	(a)	53,195	313	53,508
Others		387,137	—	387,137
Current assets		440,645	—	440,645

Total assets		1,570,286	—	1,570,286

Total Equity		1,357,368	—	1,357,368

Contract liabilities	(b)	84	(84)	—
Deferred revenue	(b)	—	84	84
Others		8,264	—	8,264
Non-current liabilities		8,348	—	8,348

Trade and other payables	(b)	110,970	63,531	174,501
Contract liabilities	(b)	70,251	(70,251)	—
Deferred revenue	(b)	—	6,720	6,720
Others		23,349	—	23,349
Current liabilities		204,570	—	204,570

Total liabilities		212,918	—	212,918

Total equity and liabilities		1,570,286	—	1,570,286

Impact on the consolidated statement of profit or loss and other comprehensive income (loss)

Particulars	Note	As reported	Adjustments	Amounts without adoption of IFRS 15
Revenue
Air ticketing	(c)	166,714	3,058	169,772
Hotels and packages	(c)	237,524	216,408	453,932
Bus ticketing	(c)	53,745	13,950	67,695
Other revenue	(c)	28,028	861	28,889
Total revenue		486,011	234,277	720,288
Marketing and sales promotion expenses	(c)	192,080	234,277	426,357
Others		446,871	—	446,871
Result from operating activities		(152,940)	—	(152,940)
Loss for the year		(167,883)	—	(167,883)
Total comprehensive loss for the year		(241,895)	—	(241,895)

(a) The Company has reclassified its right to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance from “Trade and other receivables” amounting to USD 313 to “Contract assets” as a result of its adoption of IFRS 15.

(b) The Company has reclassified the advance consideration received from customers for future travel bookings of USD 63,531 from “Advance from customers” classified in “Trade and other payables” and consideration allocated to customer loyalty programs which is deferred, of USD 6,804 classified as “Deferred revenue” to “Contract liabilities” amounting to USD 70,335 as a result of its adoption of IFRS 15.

(c) The Company has reclassified certain customer inducement/acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives and select loyalty programs cost, which when incurred were recorded as marketing and sales promotion costs, and are now being recorded as a reduction of revenue as a result of its adoption of IFRS 15.

For additional information about the Group’s accounting policies relating to revenue recognition (refer note 3(l)).